Fixed Assets	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Fixed Assets

10.	FIXED ASSETS
Fixed assets consist of:

	2019	2018
Cost
Land	$219	$229
Buildings	2,413	2,205
Machinery and equipment	15,368	14,396

	18,000	16,830
Accumulated depreciation
Buildings	(945)	(810)
Machinery and equipment	(8,795)	(7,925)

	$8,260	$8,095

Included in the cost of fixed assets are construction in progress expenditures of $
0.9

billion
[2018 - $
1.0
 billion]
that have not been depreciated.